Commitments and Contingencies (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Commitments and Contingencies [Line Items]
Contractual commitment	¥ 20,500	$ 2.9	¥ 20,500
Building Construction Agreement [Member]
Commitments and Contingencies [Line Items]
Contractual commitment	39,300
Building [Member]
Commitments and Contingencies [Line Items]
Contractual commitment	¥ 20,500		¥ 20,500